Debt (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2009	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011 Installments Swap Property	Dec. 31, 2010 Property	Dec. 31, 2009	Dec. 29, 2011	Nov. 10, 2011	Jul. 18, 2011	Jan. 18, 2011	Dec. 29, 2009	Jan. 18, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Term Loan [Member]	Jul. 18, 2011 Term Loan [Member]	Dec. 31, 2011 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Mortgages [Member]	Dec. 31, 2011 Convertible Debt [Member]	Jun. 22, 2007 Unsecured Debt [Member]	Jan. 31, 2012 Campus at Metro Park [Member]	Dec. 31, 2011 Series A senior notes [Member]	Dec. 31, 2010 Series A senior notes [Member]	Jun. 22, 2007 Series A senior notes [Member]	Dec. 31, 2011 Series B senior notes [Member]	Dec. 31, 2010 Series B senior notes [Member]	Jun. 22, 2007 Series B senior notes [Member]	Jan. 31, 2012 Secured term loan maturing January 2014 [Member]	Sep. 30, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2011 Secured term loan maturing January 2014 [Member]	Jan. 31, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing January 2014 [Member]	Dec. 31, 2011 Secured term loan maturing August 2011 [Member]	Aug. 11, 2011 Secured term loan maturing August 2011 [Member]	Dec. 31, 2010 Secured term loan maturing August 2011 [Member]	Dec. 31, 2011 Secured term loan maturing May 2011 [Member]	Dec. 31, 2010 Secured term loan maturing May 2011 [Member]	Dec. 31, 2011 Secured term loan maturing in February 2011 [Member]	Jul. 31, 2011 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]	Dec. 31, 2011 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]	Dec. 31, 2012 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]
Debt (Textual) [Abstract]
Mortgage debt carrying value							$ (432,023,000)	$ (319,096,000)
Repayment of Secured Debt												117,000,000																									20,000,000
Contractual interest rate																									6.41%			6.55%
Number of consolidated properties that secured mortgage debt							32	30
Carrying value of the debt instruments								29,936,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018							225,000,000										175,000,000
Senior notes							75,000,000	75,000,000															75,000,000		37,500,000	37,500,000	37,500,000	37,500,000	37,500,000	37,500,000
Debt instrument, interest rate, effective percentage rate range, minimum																					4.40%
Repayments of increased secured debt												49,000,000
Debt instrument, interest rate, effective percentage rate range, maximum																					7.29%
Effective interest rate on the notes							5.93%															5.84%			6.41%			6.55%
Interest rate on loan in LIBOR							0.30%																									1.00%
Debt instrument, basis spread on variable rate																																	3.50%			2.50%			3.50%		4.50%
Line of credit basis spread on variable rate							2.50%
Issued exchangeable senior notes								30,450,000										125,000,000	30,400,000
Debt instrument basis spread on variable rate annual increase																																	1.00%	1.00%
Debt instrument basis spread on variable rate minimum																																											2.15%
Debt instrument basis spread on variable rate maximum																																									5.50%		2.30%
Acquisition in Maryland reporting segment							276,600,000	286,200,000		90,000,000
Proceeds from convertible debt																		122,200,000
Exchangeable senior notes principal amount per note							1,000,000
Line of credit facility basis spread on variable rate basis minimum				2.75%																												2.00%
Line of credit facility basis spread on variable rate basis maximum				3.75%
Debt instrument convertible number of shares							28.039
Value of senior note								30,450,000										125,000,000	30,400,000
Repayments of Secured Debt	10,000,000		10,000,000				70,000,000									50,000,000															10,000,000					30,000,000						50,000,000
Interest rate on swap agreement															1.394%
Repayment of mortgage loan																								21,600,000
Interest on loan in LIBOR	Interest on the loan is LIBOR plus 350 basis points which increase by 100 basis points each year beginning on January 1, 2012 to a maximum of 550 basis points.
Weighted average interest rate																				2.80%
LIBOR fixed interest rate on swap agreement															1.394%
Total indebtedness																																225,000,000
Maturity date of senior notes							Jan. 14, 2013																		Jun. 15, 2013			Jun. 15, 2016													Feb. 11, 2013
Amount of each installments										10,000,000
Repayment of outstanding secured term loan																		30,400,000																										117,000,000
Proceeds from Issuance of Unsecured Debt																																											175,000,000
Increased unsecured revolving credit facility																	225,000,000															255,000,000												225,000,000
Additional borrowing term loan							75,000,000
Unsecured revolving credit facility							183,000,000	191,000,000								300,000,000
Debt (Additional Textual) [Abstract]
Remaining balance payment year 1							138,481,000			10,000,000
Remaining balance payment year 2							153,248,000			10,000,000
Remaining balance payment year 3							43,549,000			10,000,000
Remaining balance payment year 4							278,159,000			10,000,000
Mortgage loan note 2							(432,023,000)	(319,096,000)
Conversion terms of exchangeable senior notes							$1000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 shares
Additional amount allocated evenly among Unsecured Term loan												50,000,000
Additional borrowing term loan							75,000,000
Amount pay down for term loan expansion							73,000,000
Purchase price of capped call option							7,600,000
Minimum market price per share of common stock							$ 36.12
Maximum market price per share of common stock							$ 42.14
Unsecured Term loan maturity date interval												1 year
Effective interest rate on the notes							5.93%															5.84%			6.41%			6.55%
Agreement to add covenant to the terms of company senior notes						Debt yield not less than 10.5%	Debt yield not less than 11%
Secured term loans							30,000,000	110,000,000			50,000,000																						30,000,000		40,000,000			20,000,000		50,000,000
Installments of remaining loan							4
Remaining secured long term loan - extension option exercised							20,000,000
Unsecured revolving credit facility							183,000,000	191,000,000								300,000,000
Variable interest rate - LIBOR							0.25%
Weighted average interest rate							6.48%
Annual commitment fee							0.25%
Available capacity on the unsecured revolving credit facility							72,000,000
Maturity date of interest rate swap							Jul. 18, 2018
Repayment of principal payment of one of secured loans		10,000,000
Individual Loan							10,000,000
Refinancing of secured term loan														50,000,000
Unsecured revolving credit facility							183,000,000
Increased unsecured revolving credit facility																	225,000,000															255,000,000												225,000,000
Weighted average borrowings outstanding on unsecured revolving credit facility							147,200,000	123,400,000
Weighted average interest rate							2.90%	3.50%
Maximum outstanding borrowings							232,000,000		202,000,000
Variable rate mortgage													25,000,000
Debt instrument, convertible, conversion ratio							35.66
Number of equity shares converted from exchangeable senior notes					880,648		900,000
Hedging on variable rate debt							200,000,000
Number of interest rate swap agreements							6
Line of credit facility basis spread on variable rate basis				0.30%
Senior Notes							$ 75,000,000	$ 75,000,000															$ 75,000,000		$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000